Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401

Supplement dated August 12, 2014
to the
Prospectus dated December 27, 2013
for Geneva Advisors All Cap Growth Fund, Geneva Advisors Equity Income Fund,
Geneva Advisors International Growth Fund, Geneva Advisors Mid Cap Growth Fund and
Geneva Advisors Small Cap Opportunities Fund (each, a “Fund” and collectively the “Funds”), each a series of Trust for Professional Managers (the “Trust”)

This supplement makes the following amendments to disclosures in the Prospectus dated December 27, 2013.

Effective immediately, the disclosure in the section entitled “Summary Section – Geneva Advisors All Cap Growth Fund – Management – Portfolio Managers” on page 4 is amended as set forth below:

Portfolio Managers
Robert C. Bridges and John P. Huber are the Portfolio Managers of the Fund and are jointly responsible for the day-to-day management of the Fund’s portfolio.  Each of the Portfolio Managers has managed the All Cap Growth Fund since its inception in September 2007.

Effective immediately, the disclosure in the section entitled “Summary Section – Geneva Advisors Equity Income Fund – Management – Portfolio Managers” on page 8 is amended as set forth below:

Portfolio Managers
Robert C. Bridges, John P. Huber and Gordon C. Scott are the Portfolio Managers of the Fund and are jointly responsible for the day-to-day management of the Fund’s portfolio.  Mr. Bridges and Mr. Huber have managed the Equity Income Fund since its inception in April 2010.  Mr. Scott has managed the Equity Income Fund since July 2014.

Effective immediately, the disclosure in the section entitled “Summary Section – Geneva Advisors International Growth Fund – Management – Portfolio Managers” on page 11 is amended as set forth below:

Portfolio Managers
Daniel P. Delany, Reiner M. Triltsch, Matthew K. Scherer and Eswar C. Menon are the Portfolio Managers of the Fund and are jointly responsible for the day-to-day management of the Fund’s portfolio.  Mr. Delaney has managed the International Growth Fund since it commenced operations in May 2013.  Mr. Triltsch, Mr. Scherer and Mr. Menon have managed the International Growth Fund since July 2014.

Effective immediately, the disclosure in the section entitled “Summary Section – Geneva Advisors Small Cap Opportunities Fund – Management – Portfolio Managers” on page 17 is amended as set forth below:

Portfolio Managers
Daniel P. Delany and James L. Farrell are the Portfolio Managers of the Fund and are jointly responsible for the day-to-day management of the Fund’s portfolio.  Mr. Delaney has managed the Small Cap Opportunities Fund since its inception in December 2013, and Mr. Farrell has managed the Small Cap Opportunities Fund since July 2014.

The section entitled “Management of the Funds – Portfolio Managers” beginning on page 25 is amended as set forth below:

Robert C. Bridges is one of the Portfolio Managers for the All Cap Growth Fund, Equity Income Fund and Mid Cap Growth Fund and is jointly responsible for the day-to-day management of each Fund’s portfolio.  He has been with the Adviser since its founding in January 2003.  Mr. Bridges has over 20 years of experience in managing investment portfolios, is a Principal of the Adviser and currently serves on its Management Committee.  Prior to joining the Adviser, Mr. Bridges worked as a Principal at William Blair & Company for more than 10 years.

John P. Huber is one of the Portfolio Managers for the All Cap Growth Fund, Equity Income Fund and Mid Cap Growth Fund and is jointly responsible for the day-to-day management of each Fund’s portfolio.  Mr. Huber has more than 17 years of experience in managing investment portfolios, is a Principal of the Adviser and currently serves on its Management Committee.  He has been with the Adviser since its founding in January 2003.  Prior to joining the Adviser, Mr. Huber was a Principal at William Blair & Company, having been admitted to that firm’s partnership in 1998.

Daniel P. Delany, CFA® is one of the Portfolio Managers for the International Growth Fund, Mid Cap Growth Fund and the Small Cap Opportunities Fund and is jointly responsible for the day-to-day management of each Fund’s portfolio.  Mr. Delany joined the Adviser in January 2012.  He has more than 18 years of experience in managing investment portfolios and is a Principal of the Adviser.  Prior to joining the Adviser, he was a Portfolio Manager and Analyst for Oak Ridge Investments from 2006 to 2012.

Gordon C. Scott, CFA® is one of the portfolio managers for the Equity Income Fund.  Before joining Geneva, Mr. Scott spent nine years at Rail-Splitter Capital Management, most recently as a principal overseeing the firm’s investments in services, industrials, and financials.  In addition to being a CFA charter holder, Mr. Scott has a B.A. in economics from Northwestern University, where he serves on the Leadership Circle Chicago Regional Board.  Mr. Scott is also a trustee of the Northfield (IL) Police Pension Fund, a director of the Northfield Parks Foundation and the Northfield Educational Foundation Fund.

James L. Farrell, CFA® is one of the portfolio managers for the Small Cap Opportunities Fund.  Mr. Farrell returned to Geneva in 2012.  Immediately prior to his return, Mr. Farrell was an analyst at Grosvenor Capital Management from 2011 to 2012.  Before he was at Grosvenor, Mr. Farrell was a healthcare analyst at Citadel Investment Group from 2008 to 2010.  Mr. Farrell worked at Geneva as a healthcare analyst from 2005 to 2008.  Mr. Farrell received his M.B.A. from The University of Chicago Graduate School of Business and his undergraduate degree from The University of Notre Dame.

Reiner M. Triltsch, CFA® is one of the portfolio managers for the International Growth Fund.  Mr. Triltsch joined Geneva in 2014.  Prior to joining Geneva, Mr. Triltsch held the roles of Chief Investment Officer and Managing Director at WHV Investment Management, Inc. from 2009 to 2013.  Mr. Triltsch received a bachelor's degree, Masters in Economics and MBA from Texas Christian University.

Matthew K. Scherer, CFA® is one of the portfolio managers for the International Growth Fund.  Mr. Scherer joined Geneva in 2010 as an Equity Research Analyst.  Prior to joining Geneva, Mr. Scherer was a research analyst at Aragon Global, LLC from 2007 to 2009, where he worked as a Consumer and Business Services Analyst.  Mr. Scherer worked in London for Carlson Capital UK as a research analyst covering European equities from 2003 to 2007.  Mr. Scherer received his M.B.A. from the University of Chicago Graduate School of Business and his undergraduate degree from the University of Wisconsin.  Mr. Scherer also studied at the London Business School.

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Eswar C. Menon is one of the portfolio managers for the International Growth Fund.  Mr. Menon joined Geneva in 2014 as a Portfolio Manager.  Prior to joining Geneva, Mr. Menon was a Portfolio Manager and Analyst at WHV Investment Management, Inc. (“WHV”) from 2010 to 2014.  Prior to joining WHV, he founded Denahi Global Investments, LLC, an investment adviser that managed private funds focused on Asia.  Mr. Menon received a bachelor’s degree from the Indian Institute of Technology, Madras, a master’s degree from the University of California, Santa Barbara and an MBA from the University of Chicago.

The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and their ownership of securities in the Funds.

CFA® is a registered trademark owned by the CFA Institute.

Please retain this supplement with your Prospectus.

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Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401

Supplement dated August 12, 2014
to the
Statement of Additional Information (“SAI”) dated December 27, 2013 for Geneva Advisors All Cap Growth Fund, Geneva Advisors Equity Income Fund,
Geneva Advisors International Growth Fund, Geneva Advisors Mid Cap Growth Fund and
Geneva Advisors Small Cap Opportunities Fund (each, a “Fund” and collectively the “Funds”), each a series of Trust for Professional Managers (the “Trust”)

This supplement makes the following amendments to disclosures in the SAI dated December 27, 2013, as previously amended.

The section entitled “Management of the Funds – Portfolio Managers” beginning on page 23 is amended as set forth below:

Portfolio Managers

As disclosed in the Prospectus, Messrs. Robert C. Bridges and John P. Huber are the Portfolio Managers (each, a “Portfolio Manager”) for the All Cap Growth Fund; Mr. Bridges, Mr. Huber and Mr. Gordon C. Scott are the Portfolio Managers for the Equity Income Fund; Mr. Daniel P. Delany, Mr. Reiner M. Triltsch, Mr. Matthew K. Scherer and Mr. Eswar C. Menon are the Portfolio Managers for the International Growth Fund; Mr. Bridges, Mr. Huber and Mr. Delany are the Portfolio Managers for the Mid Cap Growth Fund; and Mr. Delany and Mr. James L. Farrell are the Portfolio Managers for the Small Cap Opportunities Fund.  The Portfolio Managers for each Fund are jointly responsible for the day-to-day management of the Funds’ portfolios.

Other Accounts Managed by the Portfolio Managers
The following provides information regarding other accounts managed by the Portfolio Managers as of August 31, 2013:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance

Robert C. Bridges
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	542	$69,096,000	0	$0
Other Accounts	461	$176,158,088	0	$0

John P. Huber
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	542	$69,096,000	0	$0
Other Accounts	746	$642,962,548	0	$0

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance

Daniel P. Delany
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Gordon C. Scott*
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Reiner M. Triltsch*
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Matthew K. Scherer*
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Eswar C. Menon*
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

James L. Farrell*
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

* Information is provided as of 8/1/14

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Each Portfolio Manager’s compensation as a Portfolio Manager of the Funds is a fixed salary that is set by reference to industry standards.  The Portfolio Managers do not receive deferred compensation as part of their compensation.  They are, however, compensated for the performance of the strategy they manage relative to a predetermined stock index.  All Portfolio Managers receive payouts based on a percentage of the fees generated by their assets under management for separately managed accounts. The Adviser does not pay performance based fees nor are any clients charged a performance based fee.  As principals of the Adviser, each Portfolio Manager receives an allocable percentage of firm profits.  In addition, Mr. Huber and Mr. Bridges each receive a salary for serving as a member of the Adviser’s Management Committee.  The Portfolio Managers also participate in a 401(k) Profit Sharing Plan in which each Portfolio Manager makes his or her own economic contributions to the Funds in accordance with firm guidelines.

Material Conflicts of Interest
The Adviser manages separately managed accounts in addition to the Funds.  Some of these accounts include portfolios of investments substantially similar to the Funds, which could create certain conflicts of interest.  As the Funds and any separate accounts managed similarly to the Funds will be managed concurrently, the Adviser will exercise its fiduciary duty to each of its clients, including the Funds, seeking to minimize conflicts of interest and allocating securities on a basis that is fair and nondiscriminatory. In determining a fair allocation, the Adviser takes into account a number of factors, including among other things, the Adviser’s fiduciary duty to each client, any potential conflicts of interest, the size of the transaction, the relative size of a client’s portfolio, cash available for investment, suitability, as well as each client’s investment objectives.

Ownership of Securities in the Funds by the Portfolio Managers
As of August 31, 2013, the Portfolio Managers beneficially owned shares of the Funds as shown below:

 All Cap Growth Fund
Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
Robert C. Bridges	$100,001 - $500,000
John P. Huber	Over $1,000,000

 Equity Income Fund
Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
Robert C. Bridges	$1 - $10,000
John P. Huber	$500,001 - $1,000,000
Gordon C. Scott*	None

* Information is provided as of 8/1/14

As of the date of this SAI, the Portfolio Managers did not own any shares of the International Growth Fund, Mid Cap Growth Fund or the Small Cap Opportunities Fund.

Please retain this supplement with your SAI.

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